Risk Management - Summary of Principal Macroeconomic Indicators Included in Economic Scenarios (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Colombia [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	3.24%	0.90%	2.32%
Unemployment rate	11.36%	11.28%	9.63%
Consumer's Price Index	3.50	7.20	11.80
Benchmark interest rates	5.00%	9.00%	11.50%
Currency exchange rate	4,690	4,800	4,700
Colombia [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	4.74%	2.40%	3.82%
Unemployment rate	10.12%	10.07%	8.48%
Consumer's Price Index	4.52	7.86	12.10
Benchmark interest rates	6.50%	10.50%	13.00%
Currency exchange rate	4,334	4,565	4,586
Colombia [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	1.44%	(0.90%)	0.52%
Unemployment rate	12.60%	12.48%	10.79%
Consumer's Price Index	2.48	6.54	11.50
Benchmark interest rates	4.00%	8.00%	10.50%
Currency exchange rate	5,046	5,035	4,814
2022 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.39%
Consumer's Price Index			129.08
Interbank interest rate			11.25%
Copper			3.77
2022 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.28%
Consumer's Price Index			129.59
Interbank interest rate			11.25%
Copper			3.41
2022 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.14%
Consumer's Price Index			128.79
Interbank interest rate			11.25%
Copper			4.47
2023 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.61%
Consumer's Price Index			131.25
Interbank interest rate			11.25%
Copper			3.68
2023 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.69%
Consumer's Price Index			132.60
Interbank interest rate			12.00%
Copper			3.25
2023 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.31%
Consumer's Price Index			129.29
Interbank interest rate			9.75%
Copper			4.34
2023 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.89%
Consumer's Price Index			132.52
Interbank interest rate			10.75%
Copper			3.58
2023 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.01%
Consumer's Price Index			135.24
Interbank interest rate			12.00%
Copper			3.08
2023 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.49%
Consumer's Price Index			130.00
Interbank interest rate			7.75%
Copper			4.22
2023 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.12%
Consumer's Price Index			133.62
Interbank interest rate			9.00%
Copper			3.49
2023 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.17%
Consumer's Price Index			137.29
Interbank interest rate			11.00%
Copper			2.91
2023 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.62%
Consumer's Price Index			131.90
Interbank interest rate			5.75%
Copper			4.09
2023 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.27%
Consumer's Price Index			134.68
Interbank interest rate			7.00%
Copper			3.40
2023 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.33%
Consumer's Price Index			138.01
Interbank interest rate			9.50%
Copper			2.75
2023 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.67%
Consumer's Price Index			132.65
Interbank interest rate			4.50%
Copper			3.97
Two Thousand Twenty Four [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.89%
Consumer's Price Index			135.63
Interbank interest rate			5.25%
Copper			3.40
Two Thousand Twenty Four [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.47%
Consumer's Price Index			139.19
Interbank interest rate			8.00%
Copper			2.78
Two Thousand Twenty Four [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.14%
Consumer's Price Index			132.53
Interbank interest rate			3.50%
Copper			3.93
Two Thousand Twenty Four [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.44%
Consumer's Price Index			136.31
Interbank interest rate			4.25%
Copper			3.40
Two Thousand Twenty Four [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.20%
Consumer's Price Index			141.12
Interbank interest rate			6.75%
Copper			2.82
Two Thousand Twenty Four [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.54%
Consumer's Price Index			132.79
Interbank interest rate			3.25%
Copper			3.89
Two Thousand Twenty Four [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.11%
Consumer's Price Index			137.44
Interbank interest rate			4.00%
Copper			3.40
Two Thousand Twenty Four [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.80%
Consumer's Price Index			142.88
Interbank interest rate			6.00%
Copper			2.86
Two Thousand Twenty Four [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.11%
Consumer's Price Index			134.91
Interbank interest rate			3.25%
Copper			3.85
Two Thousand Twenty Four [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.99%
Consumer's Price Index			138.77
Interbank interest rate			4.00%
Copper			3.40
Two Thousand Twenty Four [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.47%
Consumer's Price Index			143.53
Interbank interest rate			5.50%
Copper			2.89
Two Thousand Twenty Four [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.04%
Consumer's Price Index			135.96
Interbank interest rate			3.25%
Copper			3.81